SHARE-BASED PAYMENTS - Amount of share based compensation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Share-Based Compensation Arrangement by Share-Based Payment Award
Share-based compensation expense	¥ 2,824	$ 387	¥ 9,435	¥ 13,044
Cost of revenues
Share-Based Compensation Arrangement by Share-Based Payment Award
Share-based compensation expense	106	15	299	348
Research and development expenses
Share-Based Compensation Arrangement by Share-Based Payment Award
Share-based compensation expense	1,303	179	4,055	6,377
Sales and marketing expenses
Share-Based Compensation Arrangement by Share-Based Payment Award
Share-based compensation expense	164	22	707	1,599
General and administrative expenses
Share-Based Compensation Arrangement by Share-Based Payment Award
Share-based compensation expense	¥ 1,251	$ 171	¥ 4,374	¥ 4,720